STOCK-BASED COMPENSATION - General Information (Details) - $ / shares		12 Months Ended
	Apr. 18, 2019	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for future stock incentive plan awards (in shares)		22,721,107
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period (in years)			1 year	3 years
Performance leveraged stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award performance period (in years)		3 years
Newmont Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of instruments exchanged (in shares)	1,200,000
Goldcorp Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)		47,047			313,855
Options outstanding, weighted average exercise price (in dollars per share)		$ 46.33			$ 56.61
Stock options exercised (in shares)		254,125
Stock options expired (in shares)		12,683
Stock options expired, weighted average exercise price (in dollars per share)		$ 61.97
Stock options exercised, weighted average exercise price (in dollars per share)		$ 58.25
Number of instruments exchanged (in shares)	3,600,000
Options outstanding - weighted average remaining contractual life (in years)		2 months 12 days